Segment Information (Details) - USD ($) $ in Thousands		2 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Mar. 14, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Successor [Member]
Revenue from External Customer [Line Items]
Revenues							$ 5,746	$ 7,142	$ 7,142
Cost of revenue							1,268	1,285
Research and development							5,309	5,744
Sales and marketing							3,242	2,870
General and administrative							4,294	5,489
Other noncash expenses	[1]						39,841	5,495
Interest expense (income), net							(65)	1,756
Loss on warrant liabilities							4,714	3,152
Loss on debt extinguishment								1,052
Other expense/(income), net			$ 1,896	$ 1,977	$ 3,767	$ 5,663	(47)	342
Income tax benefit							(3,572)	(635)
Net loss			$ (5,434)	$ (5,468)	$ (10,638)	$ (16,072)	(49,238)	(19,408)
Successor [Member] | Licenses [Member]
Revenue from External Customer [Line Items]
Revenues							4,560	6,202
Successor [Member] | Professional Services [Member]
Revenue from External Customer [Line Items]
Revenues							1,186	798
Successor [Member] | Hardware [Member]
Revenue from External Customer [Line Items]
Revenues								$ 142
Predecessor [Member]
Revenue from External Customer [Line Items]
Revenues		$ 1,620
Cost of revenue		483
Research and development		1,455
Sales and marketing		964
General and administrative		2,293
Other noncash expenses	[1]	806
Interest expense (income), net		1
Loss on warrant liabilities
Loss on debt extinguishment
Other expense/(income), net
Income tax benefit
Net loss		(4,380)
Predecessor [Member] | Licenses [Member]
Revenue from External Customer [Line Items]
Revenues		1,204
Predecessor [Member] | Professional Services [Member]
Revenue from External Customer [Line Items]
Revenues		416
Predecessor [Member] | Hardware [Member]
Revenue from External Customer [Line Items]
Revenues

[1]	Other for the year ended December 31, 2024, includes $2.83 million of stock compensation and related expenses, $2.73 million of intangible amortization expense. Other for the period from March 15, 2023, to December 31, 2023 (Successor), includes $1.08 million of stock compensation expenses, $36.06 millions of goodwill impairment loss, 0.54 million of acquisition related cost, and $2.16 million of intangible amortization expense.